Investments in joint ventures - Summary (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CHS AGRO S.A.
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture (as a percent)	100.00%	50.00%	50.00%